[logo] PIONEER Investments(R)







                                                 March 6, 2008

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C. 20549


Re:       Pioneer High Yield Fund (the "Fund")
          (File Nos. 333-90789 and 811-09685)
          CIK No. 0001094521

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Fund's Class A, B and C prospectus, Class R prospectus, Class Y prospectus and Class Z prospectus that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.14 to the Fund's registration statement on Form N-1A filed electronically
(Accession No. 0001094521-08-000004) on February 28, 2008.

    If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                              /s/ Daniel J. Hynes
                                                  Daniel J. Hynes
                                                  Senior Legal Product Manager



cc:  Ms. Toby R. Serkin









Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."